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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number: _________
     This Amendment (Check only one): [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RIT Capital Partners plc
Address: 27 St. James's Place
         London SW1A 1NR
         England

Form 13F File Number: 28-12645

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Graeme Womack
Title:   Compliance Manager
Phone:   (44) 20 7514 1956

Signature, Place, and Date of Signing:

    /S/ Graeme Womack            London, England              May 14, 2013
--------------------------
        Graeme Womack

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            30

Form 13F Information Table Value Total:    $   346,981
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.      Form 13F File Number       Name
   01       28-12644                   J. Rothschild Capital Management Limited

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                  FORM 13F INFORMATION TABLE - 31/st/ March 2013

         COLUMN 1            COLUMN 2   COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8
--------------------------- ---------- --------- -------- ------------------ ---------- --------- ---------------------
                                                                                                     VOTING AUTHORITY
                             TITLE OF              VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER   ---------------------
     NAME OF ISSUER           CLASS      CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS     SOLE   SHARED NONE
--------------------------- ---------- --------- -------- --------- --- ---- ---------- --------- --------- ------ ----
3M CO                           COM    88579Y101    8,501    80,000  SH         SOLE                 80,000
AMERICAN EXPRESS CO             COM    025816109   10,118   150,000  SH         SOLE                150,000
AMERICAN INTL GROUP INC       COM NEW  026874784   36,870   950,000  SH         SOLE                950,000
BERKSHIRE HATHAWAY INC       CL B NEW  084670702    7,804    75,000  SH         SOLE                 75,000
                             CL A LTD
BROOKFIELD ASSET MGMT INC      VT SH   112585104    7,402   200,000  SH         SOLE                200,000
CHARTER COMMUNICATIONS INC   CL A NEW  16117M305   10,417   100,000  SH         SOLE                100,000
CME GROUP INC                   COM    12572Q105    8,592   140,000  SH         SOLE                140,000
COACH INC                       COM    189754104   38,711   775,000  SH         SOLE                775,000
COGENT COMMUNICATIONS GROUP   COM NEW  19239V302    8,184   310,000  SH         SOLE                310,000
COLGATE PALMOLIVE CO            COM    194162103   10,622    90,000  SH         SOLE                 90,000
ESTEE LAUDER COS INC           CL A    518439104    8,963   140,000  SH         SOLE                140,000
GENERAL MTRS CO                 COM    37045V100   31,703 1,140,000  SH         SOLE              1,140,000
GLOBAL INDEMNITY                SHS    G39319101   11,351   553,491  SH         SOLE                553,491
GOOGLE INC                     CL A    38259P508    6,346     8,000  SH         SOLE                  8,000
JOHNSON & JOHNSON               COM    478160104    9,369   115,000  SH         SOLE                115,000
LIBERTY GLOBAL INC           COM SER A 530555101    8,441   115,000  SH         SOLE                115,000
LORILLARD INC                   COM    544147101    9,682   240,000  SH         SOLE                240,000
MCDONALD'S CORP                 COM    580135101    8,971    90,000  SH         SOLE                 90,000
MEAD JOHNSON NUT                COM    582839106    9,290   120,000  SH         SOLE                120,000
NIKE INC                       CL B    654106103   41,300   700,000  SH         SOLE                700,000
QUALCOMM INC                    COM    747525103    8,032   120,000  SH         SOLE                120,000
SCHLUMBERGER LTD                COM    806857108    7,483   100,000  SH         SOLE                100,000
SPX CORP                        PUT    784635954      986    97,000     PUT     SOLE                 97,000

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                  FORM 13F INFORMATION TABLE - 31/st/ March 2013

THE ADT CORPORATION             COM    00101J106    4,892   100,000  SH         SOLE                100,000
THE NEW YORK TIMES COMPANY     CL A    650111107    4,900   500,000  SH         SOLE                500,000
TIVO INC                        COM    888706108   10,152   820,000  SH         SOLE                820,000
VISA INC                     COM CL A  92826C839    9,336    55,000  SH         SOLE                 55,000
DISNEY WALT CO              COM DISNEY 254687106    8,514   150,000  SH         SOLE                150,000
BERKSHIRE HATHAWAY INC       CL B NEW  084670702       25       230  SH       DEFINED       01          230
GOOGLE INC                     CL A    38259P508       24        30  SH       DEFINED       01           30